Debt Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended														1 Months Ended				1 Months Ended			12 Months Ended																					1 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2014	Dec. 31, 2012 Eurocurrency loans [Member]	Dec. 31, 2012 Revolving credit facility [Member]	Jan. 02, 2013 Revolving credit facility [Member]	Dec. 31, 2012 India Bank, Medium Term Loan, Maturity June 20, 2015 [Member]	Dec. 31, 2011 India Bank, Medium Term Loan, Maturity June 20, 2015 [Member]	Dec. 31, 2012 CHINA	Dec. 31, 2011 CHINA	Dec. 31, 2012 Agricultural Bank of China, Working Capital Loan, Maturity June 30, 2012 [Member]	Dec. 31, 2011 Agricultural Bank of China, Working Capital Loan, Maturity June 30, 2012 [Member]	Dec. 31, 2012 JP Morgan Chase, Term Loan Tranche B-1-A, Maturity December 4, 2013 [Member]	Dec. 31, 2011 JP Morgan Chase, Term Loan Tranche B-1-A, Maturity December 4, 2013 [Member]	Dec. 31, 2012 10% senior secured notes, due October 2020 [Member]	May 31, 2012 10% senior secured notes, due October 2020 [Member]	Dec. 31, 2012 10.0% senior secured notes, maturity October 15, 2020 [Member]	Dec. 31, 2011 10.0% senior secured notes, maturity October 15, 2020 [Member]	May 31, 2012 Term loans, due May 2015 [Member]	Dec. 31, 2012 Term Loan Tranche B-3 [Member]	Dec. 31, 2012 9% Springing Lien Dollar Notes, Maturity January 15, 2021 [Member]	Dec. 31, 2010 9% Springing Lien Dollar Notes, Maturity January 15, 2021 [Member]	Apr. 30, 2012 Term Loans, Due December 2013 [Member]	Dec. 31, 2012 Euro Member Countries, Euro	Dec. 31, 2012 Senior Toggle Notes [Member]	Dec. 31, 2011 Euro Fixed Rate Notes [Member]	Dec. 31, 2011 Reduced Depreciation [Member]	Dec. 31, 2012 JP Morgan Chase, Term Loan Tranche B-1-B Maturity May 4, 2015 [Member]	Dec. 31, 2011 JP Morgan Chase, Term Loan Tranche B-1-B Maturity May 4, 2015 [Member]	Dec. 31, 2012 JP Morgan Chase, Term Loan Tranche B-2-A, Maturity December 4, 2013 [Member]	Dec. 31, 2011 JP Morgan Chase, Term Loan Tranche B-2-A, Maturity December 4, 2013 [Member]	Dec. 31, 2012 JP Morgan Chase, Term Loan Tranche B-2-B, Maturity May 4, 2015 [Member]	Dec. 31, 2011 JP Morgan Chase, Term Loan Tranche B-2-B, Maturity May 4, 2015 [Member]	Dec. 31, 2012 First Lien Notes [Member]	Dec. 31, 2011 First Lien Notes [Member]	Dec. 31, 2012 Springing Lien Notes [Member]	Dec. 31, 2011 Springing Lien Notes [Member]	Dec. 31, 2012 Springing Lien Euro Notes, Maturity January 15, 2021 [Member]	Dec. 31, 2011 Springing Lien Euro Notes, Maturity January 15, 2021 [Member]	Dec. 31, 2012 Senior Subordinated Notes, Maturity December 1, 2016 [Member]	Dec. 31, 2011 Senior Subordinated Notes, Maturity December 1, 2016 [Member]	Dec. 31, 2012 Second-lien Senior Secured Notes [Member]	Dec. 31, 2011 Second-lien Senior Secured Notes [Member]	Dec. 31, 2012 Agricultural Bank of China, Fixed Asset Loan, Maturity June 30, 2015 [Member]	Dec. 31, 2011 Agricultural Bank of China, Fixed Asset Loan, Maturity June 30, 2015 [Member]	Dec. 31, 2011 Senior notes [Member] Senior secured note, maturity June15, 2014 [Member]	May 31, 2012 Term loans [Member] Term loans, due May 2015 [Member]	Apr. 30, 2012 Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member]	Dec. 31, 2012 Outstanding Stock Awards [Member]	Dec. 31, 2012 Syntehtic Letter of Credit Facility [Member]	Dec. 31, 2012 affiliate of GE [Member]
Short-term Debt [Abstract]
Short-term borrowings	$ 6	$ 3
Weighted average interest rate	9.78%	9.90%
Debt Instrument [Line Items]
Debt Disclosure [Text Block]	1,533	88	890
Long-term Debt, Current Maturities	29	36
Long-term Debt	3,110	2,931						2	4	3	0	16	16	0	66			250	0										0	433	0	110	0	382	1,100	0	1,161	1,161	175	171	380	379	0	179	23	30
Line of Credit Facility, Maximum Borrowing Capacity	300
Letters of Credit Outstanding, Amount	100
Long-term Line of Credit, Noncurrent	33
Line of Credit Facility, Amount Outstanding	48																																																	26
Unused borrowing capacity	252																																																		7
Letter or Credit, Revolving Credit Facility	300
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	4.00%					4.00%
Long Term Debt, Per Annum Principal Payment	8.875%
Deposit to trustee for 12 1/2% Second-Lien Senior Notes due 2014				219
Senior Notes																1,100
Cost-method Investments, Aggregate Carrying Amount	200
Debt Instrument, Interest Rate, Stated Percentage	103.125%
Extinguishment of Debt, Gain (Loss), Net of Tax	51
foreign currency loss on extinguishment of debt	12		25																								1
Repurcharse of principle amount																											17
Interest Income (Expense), Net	4
Basis spread on variable rate					6.00%		6.00%														3.50%
Proceeds from Lines of Credit	270																																																			75
Aggregate principal amount																	250						848																										175
Interest rate at period end	11.00%																		10.00%																												12.50%
Issue price																	100.00%
Extinguishment of debt																								178			7																					240
Loss on extinguishment of debt	57	(7)	78																	6
Notes Payable, Noncurrent																											150
Notes outstanding after Oct 2011 repurchase																												133
Notes Payable																						526
Senior Notes Owned by Apollo																									88	139											234
Interest Paid																											12
Interest Expense, Long-term Debt	260	241	232
Amortization of Debt Discount (Premium)	18	15	17
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	29
Long-term Debt, Maturities, Repayments of Principal in Year Two	9
Long-term Debt, Maturities, Repayments of Principal in Year Three	6
Long-term Debt, Maturities, Repayments of Principal in Year Four	382
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Excluding Current Maturities	$ 3,081	$ 2,895